Putnam Ultra Short Duration Income Fund
The fund's portfolio
10/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (76.4%)(a)
	Principal amount	Value
Banking (40.2%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$24,000,000	$24,289,883
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	24,700,000	25,343,907
ABN AMRO Bank NV 144A sr. unsec. FRN (US SOFR Compounded Index + 1.78%), 6.652%, 9/18/27 (Netherlands)	9,300,000	9,445,436
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.659%, 2/18/25 (United Kingdom)	28,032,000	28,064,368
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.65%), 5.508%, 9/30/27 (Australia)	23,440,000	23,501,045
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	29,132,000	29,128,948
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.68%), 5.532%, 7/16/27 (Australia)	42,314,000	42,498,736
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	54,652,000	54,937,610
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	6,400,000	6,203,496
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,813,204
Banco Santander SA sr. unsec. unsub. FRN 5.552%, 3/14/28 (Spain)	19,200,000	19,410,452
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	26,975,000	26,638,346
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	47,092,477
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 6.19%, 2/4/28	12,591,000	12,676,575
Bank of America Corp. unsec. sub. notes Ser. L, 3.95%, 4/21/25	38,626,000	38,455,735
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	39,319,783
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.81%, 9/10/27 (Canada)	28,076,000	28,137,422
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.71%), 5.616%, 12/12/24 (Canada)	34,198,000	34,219,930
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 5.309%, 1/10/25 (Canada)	46,935,000	46,962,118
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	10,188,000	10,040,049
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	23,857,000	23,895,870
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 5.672%, 7/21/28	9,334,000	9,370,751
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.46%, 4/25/25	51,872,000	51,965,506
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	20,938,000	21,275,064
Bank of Nova Scotia/The sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.914%, 9/8/28 (Canada)	37,442,000	37,530,490
Bank of Nova Scotia/The sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.747%, 6/4/27 (Canada)	37,930,000	38,020,524
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 1.07%), 6.131%, 2/16/28 (France)	27,016,000	27,150,655
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.55%, 2/4/25 (France)	61,078,000	61,109,689
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	24,328,103
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	27,548,907
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	24,224,000	24,240,224
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	21,059,000	20,934,517
Barclays PLC sr. unsec. unsub. notes 3.65%, 3/16/25 (United Kingdom)	9,395,000	9,347,209
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	51,957,000	51,783,019
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 5.819%, 9/25/25 (France)	23,930,000	24,052,350
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.57%), 5.413%, 1/14/25 (France)	24,822,000	24,842,618
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,800,440
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	29,162,459
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	8,645,000	8,613,465
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	31,583,000	32,331,441
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.842%, 9/11/27 (Canada)	37,442,000	37,569,855
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,482,751
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.792%, 6/28/27 (Canada)	32,980,000	33,130,191
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	37,963,000	38,179,578
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	31,781,000	31,507,047
Citigroup, Inc. sr. unsec. FRN (US SOFR + 0.77%), 5.706%, 6/9/27	25,125,000	25,156,709
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 0.69%), 5.534%, 1/25/26	6,453,000	6,454,849
Citigroup, Inc. sr. unsec. unsub. notes 3.29%, 3/17/26	23,031,000	22,872,248
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	41,648,058
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 5.64%, 3/14/25 (Australia)	28,795,000	28,855,579
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	14,590,000	14,494,727
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,788,381
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.62%), 5.613%, 8/28/26 (Netherlands)	18,730,000	18,766,580
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.224%, 1/10/25 (Netherlands)	63,599,000	63,664,770
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	23,840,000	23,941,956
Cooperative Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	15,005,000	14,903,306
Credit Agricole SA 144A sr. unsec. notes 5.134%, 3/11/27 (France)	33,674,000	34,063,616
Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	11,741,000	11,695,215
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 6.122%, 9/11/28 (France)	17,672,000	17,833,531
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 0.87%), 5.782%, 3/11/27 (France)	2,750,000	2,763,215
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	33,912,453
Credit Agricole SA/London 144A sr. unsec. FRN 4.631%, 9/11/28 (France)	21,393,000	21,228,668
Credit Suisse AG sr. unsec. unsub. notes Ser. MTN, 3.70%, 2/21/25	31,697,000	31,580,883
Credit Suisse Group AG 144A sr. unsec. FRN 6.373%, 7/15/26 (Switzerland)	23,833,000	24,020,871
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	54,297,000	54,394,773
Danske Bank A/S 144A sr. unsec. notes 5.427%, 3/1/28 (Denmark)	21,256,000	21,526,892
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	37,233,000	37,541,172
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	19,563,000	19,436,882
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN (US SOFR + 0.75%), 5.782%, 5/21/27	50,512,000	50,564,459
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	57,818,205
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	10,437,000	10,380,104
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	45,009,524
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.492%, 3/28/26 (Netherlands)	9,675,000	9,722,518
ING Groep NV sr. unsec. FRN 3.869%, 3/28/26 (Netherlands)	30,198,000	30,031,721
ING Groep NV sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.472%, 9/11/27 (Netherlands)	41,064,000	41,676,337
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	20,309,000	20,760,744
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	8,295,000	8,281,554
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.701%, 10/22/28	17,685,000	17,727,431
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	53,043,000	53,059,519
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	9,922,009
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	19,928,000	19,702,539
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.92%), 5.761%, 4/22/28	8,414,000	8,452,354
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.08%, 4/26/26	26,202,000	26,075,115
KeyBank NA sr. unsec. notes Ser. BKNT, 4.15%, 8/8/25	5,683,000	5,643,403
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 6.271%, 5/23/25	28,040,000	28,125,265
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.462%, 1/5/28 (United Kingdom)	19,068,000	19,292,314
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.703%, 8/7/27 (United Kingdom)	17,173,000	17,417,981
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	23,124,545
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	3,299,000	3,287,035
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	38,204,231
Lloyds Banking Group PLC sr. unsec. unsub. notes 3.511%, 3/18/26 (United Kingdom)	7,310,000	7,259,163
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 6.169%, 3/21/25 (Australia)	19,285,000	19,371,886
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	14,358,000	14,601,204
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	3,999,000	3,974,287
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR + 0.94%), 6.008%, 2/20/26 (Japan)	29,385,000	29,436,075
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,745,024
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 2.193%, 2/25/25 (Japan)	11,924,000	11,825,604
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,491,694
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.96%), 6.017%, 5/22/26 (Japan)	36,568,000	36,676,203
National Australia Bank, Ltd. 114A sr. unsec. notes (US SOFR + 0.62%), 5.537%, 6/11/27 (Australia)	18,673,000	18,721,207
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.231%, 1/12/25 (Australia)	63,306,000	63,307,830
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.03%), 5.88%, 7/2/27 (Canada)	18,800,000	18,877,444
Nationwide Building Society 144A sr. unsec. FRN 6.557%, 10/18/27 (United Kingdom)	13,975,000	14,406,129
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 6.351%, 2/16/28 (United Kingdom)	9,065,000	9,132,653
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	27,115,000	27,440,398
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	22,679,000	23,223,506
NatWest Group PLC sr. unsec. unsub. FRN (US SOFR + 1.25%), 6.249%, 3/1/28 (United Kingdom)	35,270,000	35,595,498
NatWest Group PLC sr. unsec. unsub. FRN 5.583%, 3/1/28 (United Kingdom)	9,420,000	9,567,561
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 5.606%, 3/19/27 (Finland)	14,242,000	14,306,371
PNC Financial Services Group, Inc. (The) sr. unsec. notes 2.20%, 11/1/24	1,066,000	1,066,000
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	55,152,000	55,410,757
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	39,377,000	39,353,049
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 1.08%), 5.922%, 7/20/26 (Canada)	48,280,000	48,830,998
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.72%), 5.563%, 10/18/27 (Canada)	23,350,000	23,385,107
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR + 0.79%), 5.632%, 7/23/27 (Canada)	42,037,000	42,117,770
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	30,092,000	29,777,648
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	25,800,000	26,219,495
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	23,865,000	24,170,452
Societe Generale SA 144A company guaranty sr. unsec. unsub. FRN (US SOFR + 1.05%), 5.892%, 1/21/26 (France)	11,292,000	11,306,640
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	56,944,000	56,611,592
Societe Generale SA 144A sr. unsec. notes 2.226%, 1/21/26 (France)	25,190,000	25,006,005
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.985%, 8/3/26	19,120,000	19,251,242
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.509%, 10/22/27	15,722,000	15,785,917
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	52,216,000	52,213,825
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	4,795,000	4,692,495
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.98%), 5.914%, 9/10/27 (Japan)	9,285,000	9,368,857
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 5.20%, 3/7/27 (Japan)	9,625,000	9,739,994
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,828,204
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	13,939,000	13,824,789
Svenska Handelsbanken AB 144A sr. unsec. FRN (US SOFR + 0.66%), 5.653%, 5/28/27 (Sweden)	19,115,000	19,191,350
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 5.756%, 4/4/25 (Sweden)	28,103,000	28,179,300
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (US SOFR + 0.48%), 5.324%, 10/10/25 (Canada)	14,490,000	14,511,377
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	33,004,851
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	5,030,000	5,096,790
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, 5.55%, 8/29/25 (Canada)	37,315,000	37,343,183
Toronto-Dominion Bank (The) sr. unsec. notes Ser. MTN, 5.532%, 7/17/26 (Canada)	19,115,000	19,381,814
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	13,925,000	13,621,988
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	9,445,000	9,388,770
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	32,430,000	32,731,749
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN 4.507%, 10/22/27	46,505,000	46,333,456
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,806,272
UBS Group AG 144A sr. unsec. FRN 4.488%, 5/12/26 (Switzerland)	37,535,000	37,390,432
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	16,565,000	16,242,540
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.196%, 6/17/27	9,645,000	9,406,945
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.16%, 4/25/26	53,919,000	54,103,604
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	4,780,000	4,761,594
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	9,560,000	9,479,706
Wells Fargo Bank, N.A. sr. unsec. FRN (US SOFR + 0.71%), 5.554%, 1/15/26	14,460,000	14,523,660
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.359%, 11/18/24 (Australia)	48,716,000	48,729,502
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.72%), 5.779%, 11/17/25 (Australia)	38,333,000	38,494,214

		3,863,820,154
Basic materials (0.2%)
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	1,906,000	1,855,323
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	14,027,000	13,983,413

		15,838,736
Capital goods (1.7%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	15,845,000	15,811,038
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.534%, 10/16/26	14,073,000	14,164,782
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 5.68%, 12/13/24	30,674,000	30,694,890
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.96%), 5.819%, 9/25/27	24,088,000	24,149,728
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	23,295,000	23,451,467
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	9,645,000	9,698,574
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.512%, 6/11/27	33,130,000	33,223,652
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	14,820,000	14,878,023

		166,072,154
Communication services (0.5%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25	5,467,000	5,301,954
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	8,445,000	8,365,713
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	33,280,000	33,020,955
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	4,761,000	4,730,139

		51,418,761
Consumer cyclicals (5.6%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 6.012%, 8/13/27	36,601,000	36,823,966
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.892%, 8/13/26	14,079,000	14,155,250
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 5.692%, 4/1/25	14,980,000	15,015,154
Dollar Tree, Inc. sr. unsec. notes 4.00%, 5/15/25	4,564,000	4,536,009
Home Depot, Inc./The sr. unsec. unsub. FRN (US SOFR + 0.33%), 5.196%, 12/24/25	16,071,000	16,075,624
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	18,736,000	19,108,040
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	7,198,000	7,198,872
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.906%, 3/19/27 (South Korea)	29,602,000	29,672,167
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.882%, 9/24/27 (South Korea)	23,376,000	23,404,577
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.893%, 6/24/27 (South Korea)	37,824,000	37,884,772
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	23,805,000	24,069,941
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	13,546,000	12,771,769
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	27,331,000	27,294,343
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	24,295,000	24,309,517
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	28,445,000	28,518,151
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	14,112,000	14,152,082
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	38,290,000	38,401,841
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	5,155,000	5,150,592
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	36,715,000	36,437,210
Owens Corning sr. unsec. notes 5.50%, 6/15/27	7,578,000	7,730,540
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.877%, 8/7/26	9,386,000	9,440,527
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.41%, 6/9/25	23,930,000	23,983,258
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 5.294%, 4/10/26	13,745,000	13,754,788
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 5.689%, 3/20/26	47,860,000	47,921,720
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	18,165,000	18,114,902

		535,925,612
Consumer finance (5.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	15,463,000	15,603,047
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	17,046,000	16,986,534
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 1.75%, 1/30/26 (Ireland)	9,125,000	8,776,851
Air Lease Corp company guaranty sr. unsec. sub. notes Ser. MTN, 5.30%, 6/25/26	14,219,000	14,351,433
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	17,783,000	17,675,468
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	34,405,000	34,159,823
American Express Co. sr. unsec. unsub. notes 6.338%, 10/30/26	2,254,000	2,285,810
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 6.189%, 10/30/26	37,737,000	38,028,925
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 6.061%, 2/16/28	19,075,000	19,167,148
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.897%, 3/4/25	26,612,000	26,659,639
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.852%, 2/13/26	4,585,000	4,604,607
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 5.81%, 7/28/27	15,063,000	15,158,108
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.77%, 7/26/28	14,098,000	14,179,185
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,674,534
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.55%), 5.648%, 2/12/25	31,028,000	31,032,202
American Honda Finance Corp. sr. unsec. FRN Ser. GMTN, (US SOFR + 0.72%), 5.559%, 10/22/27	23,250,000	23,260,736
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.60%), 5.673%, 8/14/25	28,610,000	28,678,512
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.621%, 4/23/25	32,157,000	32,240,474
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	50,551,000	50,507,643
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	16,254,000	16,174,547
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	14,072,000	13,971,774
General Motors Financial Co., Inc., sr. unsec. bonds 5.40%, 4/6/26	9,301,000	9,375,942
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	33,347,000	33,193,605
General Motors Financial Co., Inc. sr. unsec. FRB (US SOFR Compounded Index + 1.05%), 5.894%, 7/15/27	18,920,000	18,927,909
General Motors Financial Co., Inc. sr. unsec. notes 2.90%, 2/26/25	9,870,000	9,799,091
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	16,344,000	16,109,472

		517,583,019
Consumer staples (2.0%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	19,444,000	19,602,941
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	49,235,000	48,902,777
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	49,133,000	49,227,941
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	4,490,000	4,481,371
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	22,870,000	22,950,029
PepsiCo, Inc. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 5.498%, 11/12/24	20,806,000	20,809,217
Philip Morris International, Inc. sr. unsec. unsub. notes 5.00%, 11/17/25	11,382,000	11,441,731
Philip Morris International, Inc. sr. unsec. unsub. notes 4.375%, 11/1/27	18,015,000	17,903,768

		195,319,775
Energy (0.5%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	24,236,396
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 4.65%, 10/15/25	26,383,000	26,347,883

		50,584,279
Financial (0.9%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	36,605,000	36,609,114
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	45,821,000	45,850,648

		82,459,762
Health care (2.6%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,659,995
Bristol-Myers Squibb Co. sr. unsec. notes 4.95%, 2/20/26	14,440,000	14,536,436
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/27	9,625,000	9,728,477
GE Healthcare Holding, LLC sr. unsec. notes 5.60%, 11/15/25	14,571,000	14,693,727
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	46,102,000	46,108,705
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	42,349,000	42,354,326
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	18,540,000	18,501,600
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	33,379,859
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,525,000	45,472,558
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.344%, 7/15/26	18,789,000	18,863,525

		251,299,208
Insurance (7.6%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	32,895,000	33,218,251
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 5.56%, 1/7/25	36,845,000	36,842,799
Athene Global Funding 144A notes 5.349%, 7/9/27	23,985,000	24,160,510
Athene Global Funding 144A notes 2.50%, 1/14/25	7,794,000	7,751,324
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	28,083,000	28,040,477
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.85%), 5.957%, 5/8/26	37,801,000	37,748,737
Corebridge Financial, Inc. sr. unsec. notes 3.50%, 4/4/25	31,785,000	31,591,878
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	23,645,000	23,895,519
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.153%, 9/25/26	39,755,000	40,198,833
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 6.204%, 4/11/25	28,086,000	28,192,017
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.539%, 11/8/27	13,905,000	13,981,799
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 5.723%, 3/21/25	47,226,000	47,348,283
MassMutual Global Funding II 144A FRN (US SOFR + 0.74%), 5.584%, 4/9/27	33,620,000	33,795,392
MET Tower Global Funding 144A sr. notes 4.00%, 10/1/27	9,469,000	9,338,346
Metropolitan Life Global Funding I 144A FRN (US SOFR Compounded Index + 0.70%), 5.612%, 6/11/27	30,442,000	30,565,253
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	32,547,787
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 5.763%, 3/21/25	19,175,000	19,225,894
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,880,140
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.498%, 12/15/24	7,737,000	7,742,949
New York Life Global Funding 144A FRN (US SOFR Compounded Index + 0.58%), 5.424%, 1/16/26	33,763,000	33,932,968
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.52%, 4/2/27	47,790,000	47,905,717
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.173%, 1/14/25	9,020,000	9,023,632
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	14,344,000	14,547,040
Pacific Life Global Funding II 144A FRN (US SOFR + 0.40%), 5.24%, 1/27/25	39,259,000	39,285,596
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	9,381,000	9,395,631
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.544%, 4/10/26	28,438,000	28,523,234
Protective Life Global Funding 144A notes 4.992%, 1/12/27	14,470,000	14,566,162
Protective Life Global Funding 144A notes 4.335%, 9/13/27	28,010,000	27,775,026

		726,021,194
Investment banking/Brokerage (3.6%)
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	54,086,000	54,015,858
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	15,867,000	15,374,595
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	27,001,000	27,158,778
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 1.07%), 6.163%, 8/10/26	18,810,000	18,885,685
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. GMTN, (CME Term SOFR 3 Month + 2.01%), 6.629%, 10/28/27	1,029,000	1,054,295
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 5.798%, 8/10/26	29,339,000	29,526,428
Mizuho Markets Cayman LP company guaranty sr. unsec. FRN Ser. MTN, (US SOFR + 0.50%), 5.493%, 9/23/25 (Cayman Islands)	28,183,000	28,208,609
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.445%, 10/6/25 (Cayman Islands)	28,075,000	28,083,722
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	23,669,000	23,740,494
Morgan Stanley sr. unsec. FRN 6.138%, 10/16/26	11,580,000	11,715,200
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 1.02%), 5.863%, 4/13/28	19,140,000	19,263,513
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	11,088,423
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	9,361,806
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR + 0.78%), 5.624%, 7/16/25	8,208,000	8,235,414
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	23,870,000	24,020,898
Morgan Stanley Bank NA sr. unsec. FRN Ser. BKNT, (US SOFR + 0.94%), 5.783%, 7/14/28	37,728,000	37,881,367

		347,615,085
Real estate (2.5%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25	17,643,000	17,523,109
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	31,429,000	31,303,003
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26(R)	22,637,000	22,220,719
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	41,027,000	42,063,506
Essex Portfolio LP company guaranty sr. unsec. notes 3.50%, 4/1/25	47,798,000	47,522,649
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25	3,937,000	3,908,046
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.44%, 7/25/25(R)	17,408,000	17,455,507
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.544%, 4/16/27	34,374,000	34,539,311
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	9,393,000	9,376,280
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	18,785,000	18,605,569

		244,517,699
Technology (0.6%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	20,679,000	20,890,013
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	36,824,000	36,855,266

		57,745,279
Utilities and power (2.5%)
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	5,610,000	5,642,188
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	23,835,000	23,961,493
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	8,885,000	8,778,997
Energy Transfer LP sr. unsec. notes 4.05%, 3/15/25	3,267,000	3,253,954
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	10,474,000	10,463,398
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	18,144,363
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	4,760,000	4,743,758
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	45,760,000	46,098,516
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	7,304,000	7,123,987
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	17,508,000	16,972,587
ONEOK Partners LP company guaranty sr. unsec. notes 4.90%, 3/15/25	50,210,000	50,200,619
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.899%, 9/4/25	18,720,000	18,764,014
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	29,712,000	30,198,002

		244,345,876

Total corporate bonds and notes (cost $7,319,635,837)		$7,350,566,593

COMMERCIAL PAPER (11.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	5.241	11/1/24	$75,100,000	$75,089,053
Alexandria Real Estate Equities, Inc.	5.000	11/8/24	35,400,000	35,360,805
Alimentation Couche-Tard, Inc. (Canada)	4.979	11/22/24	39,865,000	39,744,433
Autonation, Inc.	5.201	11/1/24	100,186,000	100,170,907
Bell Canada (Canada)	4.991	11/7/24	28,582,000	28,554,629
Boston Properties LP	5.003	11/25/24	24,954,000	24,869,087
Boston Properties LP	5.024	11/5/24	14,160,000	14,150,266
Boston Properties LP	5.031	11/1/24	12,105,000	12,103,340
Conagra Brands, Inc.	5.216	11/13/24	22,995,000	22,952,431
Conagra Brands, Inc.	5.266	11/8/24	27,960,000	27,928,000
Conagra Brands, Inc.	5.151	11/1/24	38,100,000	38,094,562
Constellation Brands, Inc.	5.114	11/18/24	17,045,000	17,001,003
Constellation Brands, Inc.	5.088	11/8/24	14,790,000	14,772,876
Constellation Brands, Inc.	5.087	11/4/24	10,800,000	10,793,752
Crown Castle, Inc.	5.246	11/20/24	17,538,000	17,487,794
Crown Castle, Inc.	5.276	11/14/24	24,844,000	24,793,936
Dominion Energy, Inc.	5.006	11/14/24	21,460,000	21,419,240
FMC Corp.	5.583	11/4/24	46,565,000	46,536,303
FMC Corp.	5.394	11/1/24	63,489,000	63,479,233
Huntington Ingalls Industries, Inc.	5.344	11/5/24	37,014,000	36,986,165
Huntington Ingalls Industries, Inc.	5.344	11/4/24	13,768,000	13,760,020
Huntington Ingalls Industries, Inc.	5.330	11/1/24	46,874,000	46,867,219
Mid-America Apartments LP	4.977	11/12/24	40,000,000	39,934,533
Nutrien, Ltd. (Canada)	4.955	12/6/24	17,760,000	17,673,313
Nutrien, Ltd. (Canada)	4.954	12/5/24	21,360,000	21,258,589
Nutrien, Ltd. (Canada)	4.981	11/21/24	21,200,000	21,139,131
Ovintiv, Inc.	5.364	11/20/24	44,467,000	44,329,511
Ovintiv, Inc.	5.455	11/15/24	30,536,000	30,464,330
Ovintiv, Inc.	5.372	11/14/24	5,635,000	5,622,672
Penske Truck Leasing Co.	5.246	11/12/24	23,700,000	23,660,381
Targa Resources Corp.	5.060	11/7/24	24,679,000	24,653,543
Targa Resources Corp.	4.951	11/1/24	74,739,000	74,728,022
Volkswagen Financial Services	4.989	12/9/24	15,350,000	15,269,515
Volkswagen Financial Services	4.999	11/13/24	14,430,000	14,404,430

Total commercial paper (cost $1,066,206,235)				$1,066,053,024

ASSET-BACKED SECURITIES (5.5%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$17,900,000	$17,871,498
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	18,633,000	18,852,337
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	4,655,595	4,671,119
Capital One Multi-Asset Execution Trust
Ser. 22-A3, Class A, 4.95%, 10/15/27	15,735,000	15,790,057
Ser. 22-A2, Class A, 3.49%, 5/15/27	47,000,000	46,697,790
Capital One Prime Auto Receivables Trust
Ser. 23-1, Class A2, 5.20%, 5/15/26	1,591,277	1,591,551
Ser. 22-1, Class A3, 3.17%, 4/15/27	4,499,287	4,454,054
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	6,976,779	6,928,731
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	6,159,684	6,139,749
Ser. 21-P4, Class A3, 1.31%, 1/11/27	11,206,299	11,068,230
Chase Auto Owner Trust 144A
Ser. 23-AA, Class A2, 5.90%, 3/25/27	17,038,208	17,106,018
Ser. 24-3A, Class A2, 5.53%, 9/27/27	11,897,000	11,956,242
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	4,380,647	4,394,334
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR + 0.95%), 5.96%, 7/15/26	4,780,871	4,786,602
Ser. 24-1, Class A2A, 5.43%, 10/15/26	11,527,174	11,550,302
Discover Card Execution Note Trust
Ser. 22-A4, Class A, 5.03%, 10/15/27	21,656,000	21,749,097
Ser. 22-A2, Class A, 3.32%, 5/15/27	19,965,000	19,816,454
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	7,435,000	7,409,914
GM Financial Consumer Automobile Receivables Trust
FRB Ser. 24-4, Class A2B, (US 30 Day Average SOFR + 0.40%), 5.444%, 10/18/27	9,000,000	9,004,708
Ser. 22-3, Class A3, 3.64%, 4/16/27	21,493,605	21,374,935
Ser. 22-2, Class A3, 3.10%, 2/16/27	8,312,054	8,242,714
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	11,590,000	11,554,686
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	5,086,360	5,100,960
Ser. 24-A, Class A2, 5.65%, 2/16/27	9,828,358	9,862,803
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	13,123,479	13,177,296
Ser. 23-1, Class A3, 5.04%, 4/21/27	2,933,000	2,942,144
Ser. 24-4, Class A2, 4.56%, 3/15/27	10,750,000	10,744,978
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	9,330,021	9,355,421
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	7,959,209	7,992,583
FRB Ser. 24-C, Class A2B, (US 30 Day Average SOFR + 0.40%), 5.444%, 9/15/27	9,000,000	9,004,603
FRB Ser. 24-A, Class A2B, (US 30 Day Average SOFR + 0.42%), 5.43%, 4/15/27	4,615,633	4,618,371
Ser. 23-A, Class A3, 4.58%, 4/15/27	16,153,000	16,140,919
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	14,732,766	14,787,768
SFS Auto Receivables Securitization Trust 144A Ser. 24-1A, Class A2, 5.35%, 6/21/27	4,779,835	4,789,876
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 10/27/25	29,235,000	29,157,556
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 8/4/25	35,640,000	35,657,784
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	34,000,000	34,016,840
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	3,480,515	3,483,082
Toyota Auto Receivables Owner Trust
FRB Ser. 24-D, Class A2B, (US 30 Day Average SOFR + 0.39%), 5.417%, 8/16/27	6,300,000	6,303,766
Ser. 22-C, Class A3, 3.76%, 4/15/27	3,825,061	3,806,131
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	3,055,035	3,069,842
Ser. 21-1, Class A3, 1.02%, 6/22/26	5,232,722	5,184,228
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	12,945,000	12,982,920

Total asset-backed securities (cost $523,505,596)		$525,190,993

MORTGAGE-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$47,297	$48,886
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	17,377	17,977
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,044	3,906
REMICs Ser. 3611, PO, zero %, 7/15/34	14,269	12,443
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR + 0.61%), 5.471%, 8/25/40	164,463	162,910
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR + 0.46%), 5.321%, 8/25/36	111,696	110,071
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR + 0.36%), 5.221%, 10/25/31	174,509	172,873
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,349	3,095
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	9,968	9,416
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,502	3,420

		544,997
Residential mortgage-backed securities (non-agency) (1.5%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month + 0.98%), 5.722%, 7/25/34	138,071	136,713
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month + 0.82%), 5.557%, 11/25/35	3,154,471	3,092,947
Angel Oak Mortgage Trust 144A
Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	366,353	358,244
Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	7,215,868	6,702,394
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	2,668,657	2,562,934
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	3,692,348	3,455,290
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 5.607%, 1/25/70	4,358,250	4,348,353
Ser. 19-1, Class A1C, 3.50%, 3/25/58	120,568	120,085
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	2,122,179	2,035,721
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	3,136,138	3,015,678
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	2,539,146	2,340,998
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month + 0.30%), 5.042%, 6/25/37	2,066,734	2,028,887
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	1,831,450	1,626,497
Credit Suisse Mortgage Capital Certificates 144A Ser. 20-SPT1, Class A2, 3.229%, 4/25/65	3,061,990	3,039,374
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 3.24%, 2/25/50(WAC)	6,576,905	6,230,579
CSMC Trust 144A Ser. 19-NQM1, Class A1, 3.656%, 10/25/59	1,809,985	1,780,139
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	1,872,970	1,805,636
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	985,836	918,536
Encore Credit Receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month + 0.82%), 5.557%, 1/25/36	239,602	238,804
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month + 0.69%), 5.432%, 2/25/36	634,629	630,616
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month + 0.39%), 5.132%, 5/25/36	1,595,939	1,580,767
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	1,972,303	1,768,876
GCAT Trust 144A Ser. 19-NQM3, Class A1, 3.686%, 11/25/59(WAC)	1,530,961	1,477,168
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	1,003,749	939,568
Home Equity Asset Trust FRB Ser. 06-4, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.172%, 8/25/36	11,526	11,524
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	7,036,151	6,518,105
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.018%, 1/17/38	22,747,610	22,767,898
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month + 1.09%), 5.827%, 4/25/35	640,791	635,574
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month + 0.86%), 5.602%, 2/25/34	196,755	193,774
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (CME Term SOFR 1 Month + 0.69%), 5.432%, 12/25/35	31,332	31,316
MFRA Trust 144A
Ser. 20-NQM1, Class A1, 2.479%, 3/25/65(WAC)	873,776	836,355
Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	4,267,163	3,965,572
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month + 0.68%), 5.422%, 12/25/35	937,888	931,182
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month + 0.43%), 5.172%, 4/25/37	3,160,636	3,113,536
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month + 0.86%), 5.602%, 1/25/48	2,560,702	2,510,728
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	1,612,382	1,515,306
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	991,869	925,444
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	949,320	813,707
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	9,984,571	8,264,321
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month + 1.01%), 5.752%, 1/25/60	268,522	270,037
Residential Asset Mortgage Products Trust FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month + 0.55%), 5.292%, 12/25/36	363,444	358,154
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month + 0.86%), 5.977%, 2/25/35	697,371	688,894
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month + 0.44%), 5.347%, 4/25/36	707,254	699,283
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	170,999	170,180
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month + 0.48%), 3.349%, 1/25/36	1,015,786	1,004,943
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	2,494,363	2,293,934
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	19,309	19,145
Soundview Home Loan Trust FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month + 0.82%), 5.557%, 11/25/35	1,252,735	1,234,688
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	6,863,894	6,431,993
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	7,197,709	6,391,813
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	3,748,693	3,474,937
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month + 0.83%), 5.572%, 9/25/35	531,746	527,364
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (CME Term SOFR 1 Month + 0.77%), 5.512%, 2/25/35	7,127	12,478
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month + 1.04%), 5.782%, 5/25/35	867,766	872,495
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	2,378,958	2,311,274
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.852%, 5/25/58	372,785	382,188
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.852%, 10/25/48	2,928,496	2,975,421
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	3,703,221	3,579,871
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	1,813,772	1,779,904
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	473,411	469,629
Verus Securitization Trust 144A
Ser. 19-INV3, Class A1, 3.692%, 11/25/59(WAC)	1,052,585	1,036,195
Ser. 20-1, Class A1, 3.417%, 1/25/60	507,357	494,454
Ser. 20-5, Class A1, 2.218%, 5/25/65	3,620,497	3,457,053

		146,205,473

Total mortgage-backed securities (cost $154,606,809)		$146,750,470

CERTIFICATES OF DEPOSIT (1.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	$52,555,000	$52,601,466
Intesa Sanpaolo SPA/New York, NY FRN	5.770	8/18/25	25,000,000	25,058,950
Intesa Sanpaolo SPA/NY	5.000	10/10/25	22,580,000	22,553,421
Mizuho Bank, Ltd./New York, NY	4.750	2/4/25	27,950,000	27,949,603

Total certificates of deposit (cost $128,085,000)				$128,163,440

U.S. TREASURY OBLIGATIONS (1.0%)(a)
	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$47,268,000	$47,534,764
4.875%, 4/30/26	48,372,000	48,829,266

Total U.S. treasury obligations (cost $95,568,858)		$96,364,030

REPURCHASE AGREEMENTS (0.3%)(a)
Interest in $25,000,000 tri-party term repurchase agreement dated 10/31/2024 with RBC Capital Markets, LLC, 5.050% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.000% to 6.900% and due dates ranging from 12/5/2024 to 3/15/2053, valued at $26,253,683) (Canada)(IR)(EG)	$25,000,000	$25,000,000

Total repurchase agreements (cost $25,000,000)		$25,000,000

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.95%(AFF)	260,759,561	$260,759,561

Total short-term investments (cost $260,759,561)		$260,759,561
TOTAL INVESTMENTS

Total investments (cost $9,573,367,896)		$9,598,848,111

	Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,610,271,998.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$—	$942,050,245	$681,290,684	$681,390	$260,759,561

	Total Short-term investments	$—	$942,050,245	$681,290,684	$681,390	$260,759,561
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.9%
	Canada	8.3
	France	5.0
	United Kingdom	4.3
	Australia	4.1
	Netherlands	3.0
	Japan	1.8
	Spain	1.4
	South Korea	1.3
	Other	1.1
	Germany	1.0
	Switzerland	0.9
	Singapore	0.8
	Denmark	0.8
	Sweden	0.7
	Cayman Islands	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $26,253,683 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$525,190,993	$—
Certificates of deposit	—	128,163,440	—
Commercial paper	—	1,066,053,024	—
Corporate bonds and notes	—	7,350,566,593	—
Mortgage-backed securities	—	146,750,470	—
Repurchase agreements	—	25,000,000	—
U.S. treasury obligations	—	96,364,030	—
Short-term investments	—	260,759,561	—

Totals by level	$—	$9,598,848,111	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com